Acquisitions (Schedule of Identifiable Assets Acquired and Liabilities Assumed) (Detail) (Star Orechem [Member], USD $) In Millions, unless otherwise specified	Mar. 30, 2012
Star Orechem [Member]
Business Acquisition [Line Items]
Inventories	$ 1.1
Other current assets	0.4
Plants, equipment and facility	6.5
Identifiable intangibles	1.2
Goodwill	20.8
Other, net	0.2
Total acquisition consideration allocation	$ 30.2